Segment and geographic information - Major components of Income before income taxes in "Other" (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Gain (Loss) on Disposition of property, plant, and equipment	¥ 58,744	¥ (2,344)	¥ (2,670)
Affiliated Entity [Member] | Land and Building [Member]
Segment Reporting Information [Line Items]
Gain (Loss) on Disposition of property, plant, and equipment	¥ 56,144